Cover Page	Feb. 11, 2021	Jan. 26, 2021
Cover [Abstract]
Document Type		8-K/A
Document Period End Date		Jan. 26, 2021
Entity Registrant Name	VERITEX HOLDINGS, INC.
Entity Incorporation, State or Country Code		TX
Entity File Number		001-36682
Entity Tax Identification Number		27-0973566
Entity Address, Address Line One		8214 Westchester Drive, Suite 800
Entity Address, City or Town		Dallas
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75225
City Area Code		972
Local Phone Number		349-6200
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		VBTX
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001501570
Amendment Flag		false